Shareholder Report, Holdings (Details) - C000233024	Feb. 28, 2026
Bajaj Finance9197725
Holdings [Line Items]
Percent of Total Investments	8.20%
Reliance Industries9197776
Holdings [Line Items]
Percent of Total Investments	8.10%
Lenskart Solutions9197766
Holdings [Line Items]
Percent of Total Investments	6.70%
Eternal9197743
Holdings [Line Items]
Percent of Total Investments	6.60%
Billionbrains Garage Ventures9197728
Holdings [Line Items]
Percent of Total Investments	6.50%
Jio Financial Services9197760
Holdings [Line Items]
Percent of Total Investments	6.20%
PB Fintech9197772
Holdings [Line Items]
Percent of Total Investments	5.60%
FSN E-Commerce Ventures9197746
Holdings [Line Items]
Percent of Total Investments	5.10%
MakeMyTrip9197785
Holdings [Line Items]
Percent of Total Investments	4.60%
Jubilant Foodworks9197762
Holdings [Line Items]
Percent of Total Investments	4.40%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	41.30%